Long-term Debt and Finance Lease Obligations - Schedule of Long-term Debt and Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Aug. 18, 2015
Debt Instrument [Line Items]
Finance lease obligations	$ 28,726
Capital lease obligations		$ 23,815
Long-term debt and finance lease obligations, including current portion	5,705,862	4,836,617
Unamortized debt discount	(13,956)	(9,008)
Unamortized debt issuance costs	(47,978)	(31,925)
Current portion of long-term debt and finance lease obligations	(35,794)	(34,907)
Long-term debt and finance lease obligations, less current portion	$ 5,608,134	4,760,777
Senior Notes | OpCo Notes
Debt Instrument [Line Items]
Effective rate	6.61%
Stated rate	6.38%		6.375%
Long-term debt, gross	$ 1,125,000	1,125,000
Senior Notes | Initial HoldCo Notes
Debt Instrument [Line Items]
Effective rate	8.92%
Stated rate	7.63%
Long-term debt, gross	$ 550,000	550,000
Senior Notes | Additional HoldCo Notes
Debt Instrument [Line Items]
Effective rate	8.90%
Stated rate	7.75%
Long-term debt, gross	$ 900,000	0
Other debt
Debt Instrument [Line Items]
Effective rate	1.13%
Stated rate	1.13%
Long-term debt, gross	$ 5,707	8,950
Term Loan | Line of Credit
Debt Instrument [Line Items]
Effective rate	4.51%
Stated rate	4.30%
Long-term debt, gross	$ 3,096,429	$ 3,128,852